BASIS OF PRESENTATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION AND GOING CONCERN

2. BASIS OF PRESENTATION AND GOING CONCERN

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements have been prepared under the historical cost method, except for certain financial instruments measured at fair value. The accounting policies set out below were consistently applied to all periods presented.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

On January 5, 2022, the Company announced that it was assessing the economic viability of mining at Platosa at achievable dewatering rates and with acceptable capital expenditures, beyond mid-2022. The mineral resources remaining beyond mid-2022 steepen significantly, with fewer vertical-tonnes-per-metre than historically encountered. Underground and surface drilling continued throughout Q1 2022; however, based on the recent drilling results and consideration of current and expected economic factors, the Company expects to wind down operations at Platosa during Q3 2022, subject to results from ongoing exploration programs.

In addition, the Company has incurred recurring losses from operations, has a shareholders' deficit of $4,487, and negative working capital of $21,908 (including the Provision for litigation of $22,162 (Note 18)) as of December 31, 2021. Management has projected to have no further operating cash flow from the Platosa mine after the wind down of its operations in Q3 2022 and therefore must utilize its current cash reserves, and other financing transactions to maintain its capacity to meet working capital requirements and planned corporate expenditures, as well as to fund exploration activities.

As indicated in Note 18, the Company is also party to a legal claim (the “Judgment”) against San Pedro Resources SA de CV (“San Pedro”). The Provision for litigation has adversely impacted the Company’s Consolidated Statement of Financial Position. The Judgment is solely against San Pedro Resources SA de CV (“San Pedro”) as defendant and the Company believes that the Plaintiff has no recourse against the Company’s other assets in Mexico (including Platosa), Idaho, Saxony or Canada. San Pedro continues to operate in the ordinary course and there is currently no impact to the operation of the Company’s business.

The Company’s assets in Mexico, including those held in San Pedro, are security for the Debentures (Note 15). The Company does not consider the Judgment and actions taken by the Plaintiff to date in connection with enforcing the Judgment to constitute an event of default or default under the trust indenture governing the outstanding Debentures (the “Indenture”). An event of default under the Indenture, if not cured or waived, could result in the acceleration of all the Company’s debt under the Debentures and could materially and adversely affect the Company’s future operations, cash flows, earnings, results of operations, financial condition and the economic viability of its projects.

On March 7, 2022 the Company reported that the Sindicato Nacional Minero Metalúrgico (the "Platosa Union") commenced a labour action at the Platosa Mine in Durango, Mexico. Despite an agreement in principle on the terms of the 2022 collective bargaining arrangement following numerous concessions, the agreement was reneged on, and despite additional concessions, a labour action was ordered. If the labour action is not resolved in a reasonable amount of time, the economic viability of the Platosa Mine, cash flows, earnings, results of operations and financial condition of the Company may be impacted.

The Company is considering various financing, corporate development opportunities and strategic alternatives that may include acquisitions, divestitures, mergers or spin-offs of the Company’s or third parties’ assets, as applicable.

These conditions indicate the existence of material uncertainties that cast substantial doubt on the Company’s ability to realize its assets and discharge its liabilities in the normal course of business and, accordingly, the appropriateness of the use of accounting principles applicable to a going concern. The Company’s ability to continue as a going concern is dependent on its ability to repay or refinance its non-current Debentures, obtain the necessary financing to advance its exploration projects and meet its ongoing corporate overhead costs. Although the Company has been successful in obtaining debt or equity financing in the past, there is no assurance that it will be able to do so in the future or that such arrangements will be on terms advantageous to the Company.

These consolidated financial statements are prepared on a going concern basis which assumes that the Company will continue for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. Accordingly, these consolidated financial statements do not include adjustments to the recoverability and classification of recorded asset and liabilities and related expenses that might be necessary should the Company be unable to continue as a going concern and therefore be required to realize its assets and liquidate its liabilities and commitments in other than the normal course of business at amounts different from those in the accompanying consolidated financial statements. Such adjustments could be material.

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)